EQUITY (Detail Textuals 1) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 17, 2018	Feb. 28, 2019	Aug. 31, 2018	Apr. 12, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Number of shares outstanding		400,000	400,000
Stock based compensation		$ 26,000	$ 56,835
Number of shares granted during period		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 536,688	$ 536,688
Share price				$ 0.95
Equity Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued under options	3,000,000
Percentage of exercise price of incentive stock option granted to stockholder			10.00%
Percentage of grant date fair market value not less than ten percent exercise price of incentive stock option granted to stockholder			110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			10 years
Term of incentive stock option granted under stock option plan			5 years
Number of shares outstanding			400,000
Exercise price			$ 1.35
Expected term			10 years
Expected volatility			170.00%
Risk free interest rate			2.87%
Expected dividend yield			0.00%
Percentage of stock option vest on vesting commencement date			25.00%
Percentage of stock option vest on vesting commencement date for each month thereafter			0.02083%
Number of shares reserved for future issuance			2,600,000
Remains unamortized stock base expenses		372,164	$ 429,519
Stock based compensation		$ 57,355	$ 107,169
Term of remaining life of stock options weighted average value			9 years 11 months 19 days
Number of shares granted during period		400,000	400,000
Expiration date under plan	Aug. 17, 2028
Intrinsic value		$ 0	$ 0
Value of the remaining life of the options		$ 9.47
Equity Incentive Plan 2018 | Director and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.35
Number of shares granted during period	400,000
Expiration date under plan	Aug. 17, 2028